Unaudited Condensed Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands		Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Total U POWER LIMITED shareholders’ equity CNY (¥)	Total U POWER LIMITED shareholders’ equity USD ($)	Non- controlling interests CNY (¥)	Non- controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance (in Dollars)						¥ 319,775		¥ (107,917)		¥ 211,858		¥ 45,824		¥ 257,682
Balance at Dec. 31, 2021						319,775		(107,917)		211,858		45,824		257,682
Balance (in Shares) at Dec. 31, 2021 | shares	[1]	50,000,000		50,000,000
Consolidated net loss								(10,957)		(10,957)		(2,029)		(12,986)
Capital contribution from issurance of ordinary shares
Capital contribution from non-controlling shareholders
Balance at Jun. 30, 2022						319,775		(118,874)		200,901		43,795		244,696
Balance (in Shares) at Jun. 30, 2022 | shares	[1]	50,000,000		50,000,000
Balance (in Dollars)						319,775		(118,874)		200,901		43,795		244,696
Balance (in Dollars)						319,775		(153,838)		165,937		39,078		205,015
Balance at Dec. 31, 2022						319,775		(153,838)		165,937		39,078		¥ 205,015
Balance (in Shares) at Dec. 31, 2022 | shares		50,000,000		50,000,000										50,000,000	50,000,000
Consolidated net loss								(3,467)		(3,467)		(3,711)		¥ (7,178)	$ (991)
Capital contribution from issurance of ordinary shares						97,653				97,653				97,653
Capital contribution from issurance of ordinary shares (in Shares) | shares		2,500,000		2,500,000
Capital contribution from non-controlling shareholders												5,000		5,000
Balance at Jun. 30, 2023						417,428	$ 57,566	(157,305)	$ (21,693)	260,123	$ 35,873	40,367	$ 5,567	¥ 300,490	$ 41,440
Balance (in Shares) at Jun. 30, 2023 | shares		52,500,000	[1]	52,500,000	[1]									52,500,000	52,500,000
Balance (in Dollars)						¥ 417,428	$ 57,566	¥ (157,305)	$ (21,693)	¥ 260,123	$ 35,873	¥ 40,367	$ 5,567	¥ 300,490	$ 41,440

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).